IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022	[2]
Assets
Cash and non-interest-bearing deposits with banks	$ 8,565	[1]	$ 20,816	[1],[2]	$ 31,535
Interest-bearing deposits with banks	39,499		34,902	[2]
Securities	254,345		211,348	[2]
Cash collateral on securities borrowed	17,028		14,651	[2]
Securities purchased under resale agreements	83,721		80,184	[2]
Loans
Residential mortgages	280,672		274,244	[2]
Personal	46,681		45,587	[2]
Credit card	20,551		18,538	[2]
Business and government	214,299		194,870	[2]
Allowance for credit losses	(3,917)		(3,902)	[2]
Derivative instruments	36,435		33,243	[2]
Customers' liability under acceptances	6		10,816	[2]
Other assets	44,100
Total assets	1,041,985		975,690	[2]
Liabilities
Deposits	764,857		723,376	[2]
Obligations related to securities sold short	21,642		18,666	[2]
Cash collateral on securities lent	7,997		8,081	[2]
Obligations related to securities sold under repurchase agreements	110,153		87,118	[2]
Derivative instruments	40,654		41,290	[2]
Acceptances	6		10,820	[2]
Other liabilities	30,204
Subordinated indebtedness	7,465		6,483	[2]
Equity	59,007		53,163	[2]
Total liabilities and equities	1,041,985		975,690	[2]
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	8,565
Interest-bearing deposits with banks	39,499
Securities	5,034
Cash collateral on securities borrowed	17,028
Securities purchased under resale agreements	46,653
Loans
Residential mortgages	4,890
Personal	996
Credit card	432
Business and government	4,282
Derivative instruments	2,623
Customers' liability under acceptances	6
Total assets	130,008		148,846
Liabilities
Deposits	56,215
Obligations related to securities sold short	21,642
Cash collateral on securities lent	7,997
Obligations related to securities sold under repurchase agreements	99,376
Derivative instruments	3,243
Acceptances	6
Other liabilities	23
Total liabilities and equities	188,502		143,144
Later than one months and not later than three months [member]
Assets
Securities	4,244
Securities purchased under resale agreements	15,321
Loans
Residential mortgages	10,761
Personal	488
Credit card	863
Business and government	6,850
Derivative instruments	7,153
Total assets	45,680		41,962
Liabilities
Deposits	32,842
Obligations related to securities sold under repurchase agreements	9,528
Derivative instruments	6,415
Other liabilities	48
Total liabilities and equities	48,833		58,442
3 - 6 months [member]
Assets
Securities	9,176
Securities purchased under resale agreements	12,526
Loans
Residential mortgages	18,694
Personal	892
Credit card	1,295
Business and government	12,453
Derivative instruments	2,957
Total assets	57,993		44,949
Liabilities
Deposits	72,169
Obligations related to securities sold under repurchase agreements	77
Derivative instruments	3,300
Other liabilities	70
Total liabilities and equities	75,616		57,764
6 - 9 months [Member]
Assets
Securities	15,914
Securities purchased under resale agreements	3,906
Loans
Residential mortgages	12,763
Personal	801
Credit card	1,295
Business and government	15,271
Derivative instruments	2,144
Total assets	52,094		38,144
Liabilities
Deposits	47,048
Obligations related to securities sold under repurchase agreements	46
Derivative instruments	2,005
Other liabilities	69
Total liabilities and equities	49,168		58,203
9 - 12 months [Member]
Assets
Securities	10,000
Securities purchased under resale agreements	3,735
Loans
Residential mortgages	27,832
Personal	948
Credit card	1,295
Business and government	15,697
Derivative instruments	1,677
Total assets	61,184		42,260
Liabilities
Deposits	44,437
Derivative instruments	1,654
Other liabilities	67
Total liabilities and equities	46,158		50,934
1 - 2 years [member]
Assets
Securities	40,372
Securities purchased under resale agreements	1,559
Loans
Residential mortgages	91,451
Personal	575
Credit card	5,179
Business and government	41,432
Derivative instruments	5,650
Total assets	186,218		151,110
Liabilities
Deposits	46,848
Obligations related to securities sold under repurchase agreements	1,126
Derivative instruments	7,146
Other liabilities	268
Total liabilities and equities	55,388		49,917
2 - 5 years [member]
Assets
Securities	58,208
Securities purchased under resale agreements	7
Loans
Residential mortgages	104,067
Personal	4,828
Credit card	10,192
Business and government	75,522
Derivative instruments	8,151
Total assets	260,975		301,854
Liabilities
Deposits	66,255
Derivative instruments	6,801
Other liabilities	616
Subordinated indebtedness	33
Total liabilities and equities	73,705		87,009
Over 5 years [member]
Assets
Securities	49,937
Securities purchased under resale agreements	14
Loans
Residential mortgages	10,214
Personal	5,303
Business and government	29,998
Derivative instruments	6,080
Total assets	101,546		80,914
Liabilities
Deposits	21,056
Derivative instruments	10,090
Other liabilities	867
Subordinated indebtedness	7,432
Total liabilities and equities	39,445		39,861
No specific maturity [member]
Assets
Securities	61,460
Loans
Personal	31,850
Business and government	12,794
Allowance for credit losses	(3,917)
Other assets	44,100
Total assets	146,287		125,651
Liabilities
Deposits	377,987
Other liabilities	28,176
Equity	59,007
Total liabilities and equities	$ 465,170		$ 430,416

[1]	Includes restricted cash of $466 million (2023: $491 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.